Goodwill and other intangible assets - Sensitivity analysis (Details)	12 Months Ended
Dec. 31, 2022
IHS Nigeria Limited | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.418
IHS Nigeria Limited | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(3.5)
IHS Nigeria Limited | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.441)
IHS Nigeria Limited | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
INT Towers Limited | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.194
INT Towers Limited | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(1.5)
INT Towers Limited | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.265)
INT Towers Limited | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Towers NG Limited | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.056
IHS Towers NG Limited | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.8)
IHS Towers NG Limited | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.119)
IHS Towers NG Limited | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Cameroon S.A. | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.032
IHS Cameroon S.A. | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.42)
IHS Cameroon S.A. | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.121)
IHS Cameroon S.A. | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Cote d Ivoire S.A. | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.095
IHS Cote d Ivoire S.A. | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(1.31)
IHS Cote d Ivoire S.A. | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.284)
IHS Cote d Ivoire S.A. | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Zambia Group | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.042
IHS Zambia Group | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.27)
IHS Zambia Group | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.078)
IHS Zambia Group | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Rwanda Group | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.077
IHS Rwanda Group | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.61)
IHS Rwanda Group | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.216)
IHS Rwanda Group | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Kuwait Limited | Discount rate
Goodwill and other intangible assets
Change that would cause the carrying amount to exceed the recoverable amount	0.033
IHS Kuwait Limited | Tenancy ratio
Goodwill and other intangible assets
Period of tenancy ratio	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.51)
IHS Kuwait Limited | Gross margin (excluding depreciation and amortization)
Goodwill and other intangible assets
Period of gross margin	4 years
Change that would cause the carrying amount to exceed the recoverable amount	(0.279)
IHS Kuwait Limited | Terminal growth rate | Maximum
Goodwill and other intangible assets
Terminal growth rate that would cause carrying amount to exceed recoverable amount	0.00%
IHS Latam tower businesses
Goodwill and other intangible assets
Period of gross margin	10 years
I-Systems Solues de Infraestrutura S.A. [Member]
Goodwill and other intangible assets
Period of gross margin	10 years